Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-85.19%
Australia-1.60%
Iris Energy Ltd.(b)	4,817	$63,440
Canada-10.16%
BIGG Digital Assets, Inc.(b)	70,368	47,583
Bitfarms Ltd.(b)	12,986	47,072
DMG Blockchain Solutions, Inc.(b)(c)	94,108	43,658
Hive Blockchain Technologies Ltd.(b)(c)	25,121	49,381
Hut 8 Mining Corp.(b)	9,017	53,316
Royal Bank of Canada	502	57,206
Tokens.com Corp.(b)	36,681	59,991
Voyager Digital Ltd.(b)	5,593	45,296
		403,503
China-9.86%
Alibaba Group Holding Ltd., ADR(b)	444	55,851
Bit Digital, Inc.(b)(c)	10,129	38,287
BIT Mining Ltd., ADR(b)(c)	11,224	35,692
Canaan, Inc., ADR(b)(c)	11,399	49,016
Ebang International Holdings, Inc., A Shares(b)	59,869	54,505
Meitu, Inc.(b)(d)	277,169	54,647
SOS Ltd., ADR(b)	69,113	44,840
Tencent Holdings Ltd.	962	58,714
		391,552
Germany-2.43%
Bitcoin Group SE(b)	1,293	52,325
Northern Data AG(b)	687	44,153
		96,478
Hong Kong-1.18%
EQONEX Ltd.(b)(c)	28,109	46,661
Israel-1.58%
Mawson Infrastructure Group, Inc.(b)(c)	11,054	62,897
Japan-1.29%
Sony Group Corp.	460	51,326
Norway-2.13%
Aker ASA, Class A	588	50,071
DLT ASA(b)	34,223	34,601
		84,672
Switzerland-1.41%
Nestle S.A.	438	56,162
Taiwan-1.29%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	419	51,382
United Kingdom-1.30%
Argo Blockchain PLC(b)	50,401	51,769
United States-50.96%
Accenture PLC, Class A	162	57,280
Advanced Micro Devices, Inc.(b)	440	50,270
Alphabet, Inc., Class A(b)	21	56,828
Amazon.com, Inc.(b)	18	53,846
Bakkt Holdings, Inc.(b)(c)	10,514	45,315
Bank of America Corp.	1,204	55,553
BitNile Holdings, Inc.(b)	54,845	51,554
Block, Inc., Class A(b)	426	52,096
Cisco Systems, Inc.	955	53,165
Citigroup, Inc.	868	56,524
Cleanspark, Inc.(b)(c)	7,118	47,833
Coinbase Global, Inc., Class A(b)	257	48,869
Galaxy Digital Holdings Ltd.(b)	3,383	44,981
	Shares	Value
United States-(continued)
GreenBox POS(b)(c)	13,275	$51,109
Greenidge Generation Holdings, Inc.(b)(c)	3,931	45,560
Honeywell International, Inc.	267	54,596
Intel Corp.	1,070	52,237
International Business Machines Corp.	433	57,836
Intuit, Inc.	106	58,854
JPMorgan Chase & Co.	347	51,564
Marathon Digital Holdings, Inc.(b)(c)	2,069	48,704
Mastercard, Inc., Class A	158	61,048
Meta Platforms, Inc., Class A(b)	179	56,074
Microsoft Corp.	192	59,708
MicroStrategy, Inc., Class A(b)(c)	120	44,161
NVIDIA Corp.	221	54,114
Oracle Corp.	670	54,377
PayPal Holdings, Inc.(b)	322	55,365
QUALCOMM, Inc.	319	56,067
Riot Blockchain, Inc.(b)(c)	2,886	46,003
salesforce.com, inc.(b)	257	59,786
Soluna Holdings, Inc.(b)(c)	5,700	51,813
Stronghold Digital Mining, Inc., Class A(b)	5,041	45,016
Tesla, Inc.(b)	57	53,393
Texas Instruments, Inc.	319	57,257
Verizon Communications, Inc.	1,098	58,447
Visa, Inc., Class A	273	61,744
Walmart, Inc.	401	56,064
		2,025,011
Total Common Stocks & Other Equity Interests (Cost $4,254,656)		3,384,853
Mutual Fund-14.49%
United States-14.49%
Grayscale Bitcoin Trust BTC (Cost $844,560)	21,949	575,942
Money Market Funds-0.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $14,771)	14,771	14,771
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $5,113,987)		3,975,566
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.91%
Invesco Private Government Fund, 0.02%(e)(f)(g)	163,663	163,663
Invesco Private Prime Fund, 0.11%(e)(f)(g)	388,957	389,034
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $552,705)		552,697
TOTAL INVESTMENTS IN SECURITIES-113.96% (Cost $5,666,692)		4,528,263
OTHER ASSETS LESS LIABILITIES-(13.96)%		(554,825)
NET ASSETS-100.00%		$3,973,438

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented 1.38% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$207,962	$(193,191)	$-	$-	$14,771	$4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	952,405	(788,742)	-	-	163,663	6*
Invesco Private Prime Fund	-	1,390,311	(1,001,266)	(8)	(3)	389,034	73*
Total	$-	$2,550,678	$(1,983,199)	$(8)	$(3)	$567,468	$83

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-85.54%
Australia-3.50%
Iris Energy Ltd.(b)	20,150	$265,375
Canada-19.04%
BIGG Digital Assets, Inc.(b)(c)	291,976	197,436
Bitfarms Ltd.(b)(c)	54,344	196,985
DMG Blockchain Solutions, Inc.(b)	389,485	180,686
Hive Blockchain Technologies Ltd.(b)(c)	105,095	206,587
Hut 8 Mining Corp.(b)	37,720	223,034
Tokens.com Corp.(b)	151,824	248,305
Voyager Digital Ltd.(b)	23,406	189,559
		1,442,592
China-11.91%
Bit Digital, Inc.(b)(c)	42,397	160,261
BIT Mining Ltd., ADR(b)(c)	46,820	148,888
Canaan, Inc., ADR(b)(c)	47,694	205,084
Ebang International Holdings, Inc., A Shares(b)	250,391	227,956
Meitu, Inc.(b)(d)	279,673	55,141
SOS Ltd., ADR(b)	70,466	45,718
Tencent Holdings Ltd.	974	59,446
		902,494
Germany-5.30%
Bitcoin Group SE(b)	5,406	218,770
Northern Data AG(b)	2,845	182,845
		401,615
Hong Kong-2.55%
EQONEX Ltd.(b)(c)	116,366	193,168
Israel-3.45%
Mawson Infrastructure Group, Inc.(b)(c)	45,893	261,131
Norway-1.14%
Aker ASA, Class A	600	51,093
DLT ASA(b)	34,894	35,279
		86,372
Taiwan-0.69%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	425	52,118
United Kingdom-2.86%
Argo Blockchain PLC(b)	210,827	216,548
United States-35.10%
Advanced Micro Devices, Inc.(b)	446	50,956
Alphabet, Inc., Class A(b)	21	56,827
Bakkt Holdings, Inc.(b)(c)	43,996	189,623
BitNile Holdings, Inc.(b)	55,921	52,566
Block, Inc., Class A(b)	1,777	217,309
	Shares	Value
United States-(continued)
Cleanspark, Inc.(b)(c)	29,774	$200,081
Coinbase Global, Inc., Class A(b)	1,065	202,510
Galaxy Digital Holdings Ltd.(b)	3,448	45,845
GreenBox POS(b)(c)	55,524	213,767
Greenidge Generation Holdings, Inc.(b)(c)	16,448	190,632
JPMorgan Chase & Co.	352	52,307
Marathon Digital Holdings, Inc.(b)(c)	8,657	203,786
Meta Platforms, Inc., Class A(b)	182	57,013
Microsoft Corp.	195	60,641
MicroStrategy, Inc., Class A(b)(c)	496	182,533
NVIDIA Corp.	224	54,849
PayPal Holdings, Inc.(b)	330	56,740
Riot Blockchain, Inc.(b)(c)	12,075	192,476
Soluna Holdings, Inc.(b)(c)	23,842	216,724
Stronghold Digital Mining, Inc., Class A(b)	5,142	45,918
Tesla, Inc.(b)	58	54,330
Visa, Inc., Class A	276	62,423
		2,659,856
Total Common Stocks & Other Equity Interests (Cost $9,295,707)		6,481,269
Mutual Fund-14.34%
United States-14.34%
Grayscale Bitcoin Trust BTC (Cost $1,714,210)	41,399	1,086,310
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $11,009,917)		7,567,579
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.11%
Invesco Private Government Fund, 0.02%(e)(f)(g)	628,984	628,984
Invesco Private Prime Fund, 0.11%(e)(f)(g)	1,500,623	1,500,923
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,129,926)		2,129,907
TOTAL INVESTMENTS IN SECURITIES-127.99% (Cost $13,139,843)		9,697,486
OTHER ASSETS LESS LIABILITIES-(27.99)%		(2,120,616)
NET ASSETS-100.00%		$7,576,870

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$413,001	$81,110	$(494,111)	$-	$-	$-	$7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,309,466	(2,680,482)	-	-	628,984	24*
Invesco Private Prime Fund	-	4,476,830	(2,975,854)	(19)	(34)	1,500,923	275*
Total	$413,001	$7,867,406	$(6,150,447)	$(19)	$(34)	$2,129,907	$306

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,983,410	$401,443	$-	$3,384,853
Mutual Fund	575,942	-	-	575,942
Money Market Funds	14,771	552,697	-	567,468
Total Investments	$3,574,123	$954,140	$-	$4,528,263
Invesco Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,880,917	$600,352	$-	$6,481,269
Mutual Fund	1,086,310	-	-	1,086,310
Money Market Funds	-	2,129,907	-	2,129,907
Total Investments	$6,967,227	$2,730,259	$-	$9,697,486